8. Convertible Notes Payable (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Accrued interest			$ 124,352
Principal outstanding on notes			357,483
Converted notes			$ 3,112,883
Common stock			6,474,717
Warrants to purchase common stock			1,618,680
Convertible Notes One [Member]
Interest expense	$ 33,390	$ 197,951	$ 208,676	$ 382,838
Convertible Notes Two [Member]
Interest expense			60,707	54,029
Principal outstanding on notes	294,273	357,483	520,625	463,354
Convertible Notes Three [Member]
Interest expense	50,209	45,088	25,031	22,278
Principal outstanding on notes	541,268	520,625	214,668	191,054
Convertible Notes Four [Member]
Interest expense	20,889	18,591	163,054	311,197
Principal outstanding on notes	241,201	214,668	1,645,000	1,705,000
Amortized interest expense on note discount			152,541	231,579
Convertible Notes Five [Member]
Interest expense	40,750	41,126	1,052,376	475,388
Principal outstanding on notes	1,625,000	1,625,000	$ 9,062,019	$ 10,475,388
Amortized interest expense on note discount	114,511	101,555
Convertible Notes Six [Member]
Interest expense	1,020,406	1,020,406
Principal outstanding on notes	$ 9,646,686	$ 9,062,019